Commitments and contingencies: Additional information (Details) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 21, 2019 MXN ($)	May 21, 2015 MXN ($)	May 21, 2015 USD ($)	Sep. 30, 2023 MXN ($)	Jun. 30, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 22, 2022 MXN ($)	Dec. 22, 2022 USD ($)	Aug. 19, 2020 MXN ($)	Feb. 29, 2012 MXN ($)
Commitments and contingencies:
Contingent rents recognised as expense		$ 466	$ 27,500
Leasing						$ 5,773	$ 5,457
Proceeds from resale of land					$ 286,283
Percentage of amortization of concessionaries per year						15.00%
Estimated financial effect	$ 73,000
Period that Amparo proceedings will resolve	2 years
Deferment investments										$ 2,292,355
Puerto Rico (Aerostar)
Commitments and contingencies:
Amount awarded from declaratory judgment of deposited amount by oil sellers								$ 300,384	$ 15,641,000
Land in Huatulco
Commitments and contingencies:
Proceeds from resale of land					$ 286,283
Aeropuerto de Cancun, S. A. de C. V.
Commitments and contingencies:
Estimated financial effect											$ 865,000
Aeropuerto de Cancun, S. A. de C. V. | Legal proceedings contingent liability
Commitments and contingencies:
Legal proceedings provision						$ 99,800
Profit distribution				$ 99,800